Derivative Financial Instruments (Details 1) - USD ($)	3 Months Ended	8 Months Ended
	Oct. 31, 2018	Oct. 31, 2018
Derivative Financial Instruments Abstract
Compound embedded derivative		$ (31,175)
Derivative warrants		(11,568)
Day-one derivative loss		(260,917)
Total gain (loss)	$ (303,660)	$ (303,660)